Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	¥ 22,316,242	$ 3,117,403	¥ 20,970,481
Less: accumulated depreciation	(3,985,420)	(556,732)	(3,564,579)
Property, Plant and Equipment, Net	18,330,822	2,560,671	17,405,902
Less: impairment charges	(1,748,022)	(244,185)	(1,748,022)
Property and equipment, net	16,582,800	2,316,486	15,657,880
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	912,927	127,529	912,927
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	13,683,458	1,911,471	13,744,221
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	1,485,841	207,560	1,485,841
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,265,898	316,528	2,116,562
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,488,592	347,637	1,238,050
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	¥ 1,479,526	$ 206,678	¥ 1,472,880